Institutional | Mid Cap Equity Portfolio
Mid Cap Equity Portfolio (Institutional Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Institutional Mid Cap Equity Portfolio Institutional Shares
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Institutional Mid Cap Equity Portfolio Institutional Shares
Management Fees		0.55%
Other Expenses	[1][2]	0.36%
Total Annual Portfolio Operating Expenses		0.91%
Fee Waivers and Expense Reimbursements	[3]	0.11%
Net Expenses		0.80%
[1]	(includes 0.05% shareholder servicing fees payable to Glenmede Trust)
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[3]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio's annual total operating expenses exceed 0.80% of the Portfolio's average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Institutional Mid Cap Equity Portfolio Institutional Shares	82	279

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the one month period from commencement of operations on September 30, 2014 to October 31, 2014, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. mid cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Mid cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell Midcap® Index or the S&P MidCap 400® Index at their last rebalancing. That capitalization range was $2.2 billion to $27.1 billion as of May 31, 2014 for the Russell Midcap® Index and $925 million to $13.9 billion for the S&P MidCap 400® Index as of December 31, 2014.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, and then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you want your capital to grow over the long term, are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Performance Information:
The Portfolio commenced operations on September 30, 2014. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.